Subsequent Events (Details) - USD ($)			9 Months Ended
	Nov. 20, 2018	Oct. 09, 2018	Sep. 30, 2018	Sep. 30, 2017	Nov. 05, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Proceeds from sale of vessel			$ 0	$ 20,580,000
Line of Credit | Revolving Credit Facilities
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 365,600,000			$ 443,700,000
Line of Credit | Revolving Credit Facilities | Revolving Credit Facility Maturing 2018 | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 190,000,000
Line of Credit | Revolving Credit Facilities | Revolving Credit Facility Maturing 2020 | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 225,000,000
African Spirit | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessel		$ 12,800,000
European Spirit | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessel	$ 15,700,000